Stock Option Activity (Details) - Employee Stock Options [member] Unit_pure in Millions	12 Months Ended
	Oct. 31, 2022 $ / shares	Oct. 31, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number outstanding, beginning of year	12.2	13.1
Granted	2.5	2.2
Exercised	(1.8)	(2.8)
Forfeited/expired	(0.1)	(0.3)
Number outstanding, end of year	12.8	12.2
Exercisable, end of year	4.4	4.4
Number outstanding, beginning of year, Weighted average exercise price	$ 65.36	$ 61.27
Granted, Weighted average exercise price	95.33	71.88
Exercised, Weighted average exercise price	57.65	50.67
Forfeited/expired, Weighted average exercise price	80.75	71.5
Number outstanding, end of year, Weighted average exercise price	72.05	65.36
Exercisable, end of year, Weighted average exercise price	$ 60.16	$ 54.36